GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	2022	2021
Balance as of the beginning of the year	$690	$746
Goodwill acquired during the year	-	146
Impairment losses	-	(139)
Exchange rate effect	(44)	(63)
Balance as of the end of the year	$646	$690